Intangible assets other than goodwill (Details)		12 Months Ended
	Sep. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 item
Disclosure of detailed information about intangible assets [line items]
Beginning balance		€ 164,862,000
Ending balance		848,000	€ 164,862,000
Number Of CAR T Product Candidates Acquired | item					2
Upfront Exclusivity Consideration Paid | $				$ 70,000,000
Cell Therapy Business Associated Assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	€ (132,000,000)	(132,000,000)
Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance		235,451,000	175,290,000
Additions		156,000	65,391,000
Sales and disposals			(5,476,000)
Translation differences		(477,000)	246,000
Ending balance		235,130,000	235,451,000
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(70,589,000)	(47,384,000)
Amortization.		(26,331,000)	(28,613,000)
Impairment		(137,614,000)
Sales and disposals			5,476,000
Translation differences		252,000	(68,000)
Ending balance		(234,282,000)	(70,589,000)
In process technology | Cell Therapy Business Associated Assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment		(28,200,000)
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,722,000
Ending balance		848,000	4,722,000
Software and databases | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance		25,817,000	27,014,000
Additions		156,000	666,000
Sales and disposals			(1,863,000)
Ending balance		25,973,000	25,817,000
Software and databases | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(21,095,000)	(18,574,000)
Amortization.		(2,249,000)	(4,384,000)
Impairment		(1,781,000)
Sales and disposals			1,863,000
Ending balance		(25,125,000)	(21,095,000)
Licenses, rights, technology and in process R&D
Disclosure of detailed information about intangible assets [line items]
Beginning balance		38,502,000
Ending balance			38,502,000
Licenses, rights, technology and in process R&D | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance		39,804,000	43,171,000
Sales and disposals			(3,613,000)
Translation differences		(477,000)	246,000
Ending balance		39,327,000	39,804,000
Licenses, rights, technology and in process R&D | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,302,000)	(4,354,000)
Amortization.		(355,000)	(493,000)
Impairment		(37,922,000)
Sales and disposals			3,613,000
Translation differences		252,000	(68,000)
Ending balance		(39,327,000)	(1,302,000)
Exclusive rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance		114,456,000
Ending balance			114,456,000
Exclusive rights | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance		154,445,000	89,720,000
Additions			64,725,000
Ending balance		154,445,000	154,445,000
Exclusive rights | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(39,989,000)	(17,791,000)
Amortization.		(22,189,000)	(22,198,000)
Impairment		(92,267,000)
Ending balance		(154,445,000)	(39,989,000)
CAR-T Product Candidates [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		28,200,000
Ending balance			28,200,000
Exclusive Rights With Lonza [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		60,300,000	71,900,000
Ending balance			60,300,000
Exclusive Rights With Lonza [member] | Cell Therapy Business Associated Assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment		(51,600,000)
Exclusive Rights Paid To Adaptimmune [member] | Cell Therapy Business Associated Assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment		(40,700,000)
Exclusive Rights Paid To Pregene [member] | Cell Therapy Business Associated Assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment		(7,500,000)
Contract costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance		7,182,000
Ending balance			7,182,000
Contract costs | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance		15,384,000	15,384,000
Ending balance		15,384,000	15,384,000
Contract costs | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(8,202,000)	(6,664,000)
Amortization.		(1,538,000)	(1,538,000)
Impairment		(5,644,000)
Ending balance		(15,384,000)	€ (8,202,000)
Other intangible assets [member] | Cell Therapy Business Associated Assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment		(2,200,000)
Other intangible Related To Acquisition Of Cell Point And AboundBio [member] | Cell Therapy Business Associated Assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment		€ (1,300,000)